Nature of operations	12 Months Ended
Dec. 31, 2019
Nature Of Operations [Abstract]
Nature of operations [Text Block]

1. Nature of operations

Asanko Gold Inc. (“Asanko” or the “Company”) was incorporated on September 23, 1999 under the laws of British Columbia, Canada, with its head office and principal address located at 1066 West Hastings Street, Suite 1640, Vancouver, British Columbia, V6E 3X1, Canada. The Company’s registered and records office is located at Suite 2600, Three Bentall Centre, 595 Burrard Street, Vancouver, V7X 1L3.

The Company’s principal business activity is the exploration and development of mineral property interests and operation of the Asanko Gold Mine (“AGM”) through a 50:50 joint venture arrangement (the “JV”) associated with the Company’s previously held 90% economic interest in the AGM (see Gold Fields Transaction below). The Government of Ghana has a 10% free-carried interest in the AGM. The AGM consists of two neighboring gold projects, the Obotan Project and the Esaase Project, both located in the Amansie West District of the Republic of Ghana (“Ghana”), West Africa.

In addition to its interest in the AGM, the Company’s interest in the JV also includes a 50% interest in a portfolio of other Ghanaian gold concessions in various stages of exploration.

Gold Fields Transaction

On July 31, 2018, the Company completed a transaction (the “JV Transaction”) with a subsidiary of Gold Fields Limited (“Gold Fields”), under which, among other things:

• the Company and Gold Fields each own a 45% economic interest in Asanko Gold Ghana Limited (“AGGL”), the former Asanko subsidiary that owns the AGM, with the Government of Ghana retaining a 10% free-carried interest in the AGM;

• the Company and Gold Fields each own a 50% interest in Adansi Gold Company (GH) Limited (“Adansi Ghana”), the former Asanko subsidiary that owns a number of exploration licenses; and

• the Company and Gold Fields each acquired a 50% interest in a newly formed entity, Shika Group Finance Limited (“JV Finco”).

• In exchange for the above, Gold Fields agreed to make a $185.0 million contribution to the JV. Of this contribution amount, $165.0 million was received on closing of the transaction, while $10.0 million was received on August 29, 2019 and a further $10.0 million on December 19, 2019.

In addition to Gold Fields’ contribution to the JV, Gold Fields also subscribed for 22,354,657 common shares of the Company for gross proceeds of $17.6 million (note 10(c)).

Concurrent with the closing of the JV Transaction, the Company settled the then outstanding amount of $163.8 million under the Definitive Senior Facilities Agreement (“DSFA”) with a special purpose vehicle of RK Mine Finance Trust I (“Red Kite”), including all outstanding debt principal and accrued interest, and the JV emerged from the JV Transaction debt-free.

In connection with the JV Transaction, the Company finalized the terms of the associated Joint Venture Agreement (the “JVA”) that governs the management of the JV, in July 2018. Under the terms of the JVA, the Company remains the manager and operator of the JV and receives an arm’s length fee for services rendered to the JV of $6.1 million per annum (originally $6.0 million, but adjusted annually for inflation). A management committee was formed, with equal representation from both Asanko and Gold Fields, to govern the operating and development activities of the JV.

The JVA therefore established joint control of the JV and the Company no longer retains control of the AGM and associated properties. As the JV is structured within the legal entities of AGGL, Adansi Ghana and JV Finco, the JV represents a joint venture as defined under IFRS 11 – Joint Arrangements, and the Company commenced equity accounting for its interest in the JV effective July 31, 2018, the date on which the JV Transaction was completed. At this date, the Company derecognized all the assets and liabilities of its former Ghanaian subsidiaries, as well as the carrying amount of previously recognized non-controlling interests in AGGL.

Concurrent with the closing of the JV Transaction, the Company recognized the fair value of the consideration received from Gold Fields, as well as the fair value of the investment that the Company retained in the JV. Based on the fair value of the Company’s retained interest in the JV, the Company recognized a post-tax loss of $143.3 million associated with the loss of control of AGGL and Adansi Ghana.